Acquisitions of Assets (Details) $ in Thousands	Jul. 14, 2023 USD ($)	Jul. 05, 2023 USD ($) shares	Jul. 05, 2023 CAD ($) shares	Dec. 31, 2022 USD ($)
Acquisitions of Assets (Details) [Line Items]
Percentage of acquired		100.00%	100.00%
Consideration transferred amount	$ 450	$ 1,964	$ 2,603
Paid in cash		610	814	$ 3,279
Consideration paid through shares		$ 1,354	$ 1,789
Common shares (in Shares) | shares		821,000	821,000
Acquisitions of Assets in Paraguay [Member]
Acquisitions of Assets (Details) [Line Items]
Percentage of acquired	100.00%
Consideration transferred amount | $	$ 1,095